Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Operating Segments

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total

Consolidated assets by operating segment-12.31.2018

Current assets	5,324	11,964	2,027	79	2,575	18,750	(3,657)	37,062
Non-current assets	126,989	32,119	13,582	137	2,565	9,418	196	185,006
Long-term receivables	8,115	3,286	1,525	2	837	8,059	235	22,059
Investments	650	1,303	757	45	–	4	–	2,759
Property, plant and equipment	116,153	27,356	11,057	90	1,529	1,237	(39)	157,383
Operating assets	93,172	24,347	8,517	89	1,313	1,058	(39)	128,457
Under construction	22,981	3,009	2,540	1	216	179	–	28,926
Intangible assets	2,071	174	243	–	199	118	–	2,805
Total Assets	132,313	44,083	15,609	216	5,140	28,168	(3,461)	222,068

Consolidated assets by operating segment-12.31.2017

Current assets	7,575	12,670	1,811	64	2,961	27,472	(5,422)	47,131
Non-current assets	137,044	38,396	16,744	126	3,160	9,274	(509)	204,235
Long-term receivables	7,619	3,330	2,395	4	1,074	7,489	(461)	21,450
Investments	1,429	1,492	830	33	5	6	–	3,795
Property, plant and equipment	126,487	33,400	13,231	89	1,862	1,629	(48)	176,650
Operating assets	91,386	29,217	10,580	85	1,603	1,306	(48)	134,129
Under construction	35,101	4,183	2,651	4	259	323	–	42,521
Intangible assets	1,509	174	288	–	219	150	–	2,340
Total Assets	144,619	51,066	18,555	190	6,121	36,746	(5,931)	251,366

Consolidated Statement of Income by operating segment
	2018-Reclassified

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	52,382	73,448	12,241	255	1,476	–	(55,164)	84,638
Intersegments	50,052	16,655	3,701	240	(35)	–	(55,164)	15,449
Third parties	2,330	56,793	8,540	15	1,511	–	–	69,189
Cost of sales	(28,968)	(67,011)	(9,023)	(240)	(1,371)	–	54,429	(52,184)
Gross profit (loss)	23,414	6,437	3,218	15	105	–	(735)	32,454
Income (expenses)	(5,068)	(3,437)	(2,461)	(5)	(68)	(4,589)	(38)	(15,666)
Selling	(80)	(1,777)	(1,867)	(3)	(61)	(12)	(27)	(3,827)
General and administrative	(257)	(376)	(152)	(19)	(11)	(1,423)	(1)	(2,239)
Exploration costs	(524)	–	–	–	–	–	–	(524)
Research and development	(443)	(11)	(21)	–	–	(166)	–	(641)
Other taxes	(115)	(207)	(65)	(4)	(2)	(277)	–	(670)
Impairment of assets	(1,391)	(442)	(190)	18	–	–	–	(2,005)
Other income and expenses	(2,258)	(624)	(166)	3	6	(2,711)	(10)	(5,760)
Net income / (loss) before financial results and income taxes	18,346	3,000	757	10	37	(4,589)	(773)	16,788
Net finance income (expenses)	–	–	–	–	–	(6,484)	–	(6,484)
Results in equity-accounted investments	75	362	95	(7)	(3)	1	–	523
Net income / (loss) before income taxes	18,421	3,362	852	3	34	(11,072)	(773)	10,827
Income taxes	(6,236)	(1,020)	(257)	(4)	(14)	3,012	263	(4,256)
Net income from continuing operations for the period	12,185	2,342	595	(1)	20	(8,060)	(510)	6,571
Net income from discontinued operations for the period	–	–	15	–	453	375	–	843
Net income for the period	12,185	2,342	580	(1)	(433)	(8,435)	(510)	7,414
Non-controlling interests	(5)	(51)	128	–	129	40	–	241
Net income from continuing operations	(5)	(51)	124	–	–	(69)	–	(1)
Net income from discontinued operations	–	–	4	–	129	109	–	242

Net income attributable to shareholders of Petrobras	12,190	2,393	482	(1)	344	(7,725)	(510)	7,173
Net income from continuing operations	12,190	2,393	471	(1)	20	(7,991)	(510)	6,572
Net income from discontinued operations	–	–	11	–	324	266	–	601

In 2018, the total amounts of intersegment sales (US$ 15,449) relates to sales from the RT&M segment to the BR Distribuidora, which is presented as discontinued operation within the distribution operating segment.

Consolidated Statement of Income by operating segment
	2017-Reclassified

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	42,184	67,037	12,340	213	1,370	–	(45,260)	77,884
Intersegments	40,762	16,142	3,261	201	–	–	(45,260)	15,106
Third parties	1,422	50,895	9,079	12	1,370	–	–	62,778
Cost of sales	(27,937)	(57,778)	(8,807)	(222)	(1,254)	–	44,800	(51,198)
Gross profit (loss)	14,247	9,259	3,533	(9)	116	–	(460)	26,686
Income (expenses)	(3,750)	(3,603)	(659)	(22)	(74)	(8,098)	73	(16,133)
Selling	(125)	(1,731)	(1,776)	(2)	(68)	7	81	(3,614)
General and administrative	(331)	(457)	(165)	(22)	(12)	(1,669)	–	(2,656)
Exploration costs	(800)	–	–	–	–	–	–	(800)
Research and development	(333)	(13)	(26)	–	–	(200)	–	(572)
Other taxes	(503)	(203)	(258)	(7)	(3)	(815)	–	(1,789)
Impairment of assets	43	(781)	(446)	(7)	–	–	–	(1,191)
Other income and expenses	(1,701)	(418)	2,012	16	9	(5,421)	(8)	(5,511)
Net income / (loss) before financial results and income taxes	10,497	5,656	2,874	(31)	42	(8,098)	(387)	10,553
Net finance income (expenses)	–	–	–	–	–	(9,719)	–	(9,719)
Results in equity-accounted investments	136	443	117	(26)	3	–	–	673
Net income / (loss) before income taxes	10,633	6,099	2,991	(57)	45	(17,817)	(387)	1,507
Income taxes	(3,571)	(1,922)	(977)	10	(14)	4,645	132	(1,697)
Net income from continuing operations for the period	7,062	4,177	2,014	(47)	31	(13,172)	(255)	(190)
Net income from discontinued operations for the period	–	–	17	–	500	(158)	–	359
Net income for the period	7,062	4,177	2,031	(47)	531	(13,330)	(255)	169
Non-controlling interests	41	(58)	119	–	9	149	–	260
Net income from continuing operations	41	(58)	123	–	(9)	60	–	157
Net income from discontinued operations	–	–	(4)	–	18	89	–	103

Net income attributable to shareholders of Petrobras	7,021	4,235	1,912	(47)	522	(13,479)	(255)	(91)
Net income from continuing operations	7,021	4,235	1,891	(47)	40	(13,232)	(255)	(347)
Net income from discontinued operations	–	–	21	–	482	(247)	–	256

In 2017, the total amounts of intersegment sales (US$ 15,106) relates to sales from RT&M segment to the BR Distribuidora, which is presented as discontinued operation within the distribution operating segment.

Consolidated Statement of Income by operating segment
	2016-Reclassified

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuels	Distribution	Corporate	Eliminations	Total
Sales revenues	33,675	62,588	9,384	240	3,205	–	(36,666)	72,426
Intersegments	32,195	17,090	2,681	231	–	–	(36,666)	15,531
Third parties	1,480	45,498	6,703	9	3,205	–	–	56,895
Cost of sales	(24,863)	(48,444)	(6,806)	(264)	(2,867)	–	34,943	(48,301)
Gross profit (loss)	8,812	14,144	2,578	(24)	338	–	(1,723)	24,125
Income (expenses)	(7,108)	(5,425)	(1,424)	(62)	(326)	(5,564)	87	(19,822)
Selling	(143)	(1,846)	(753)	(2)	(225)	5	95	(2,869)
General and administrative	(346)	(442)	(206)	(25)	(33)	(2,028)	–	(3,080)
Exploration costs	(1,761)	–	–	–	–	–	–	(1,761)
Research and development	(198)	(57)	(17)	(1)	–	(250)	–	(523)
Other taxes	(85)	(98)	(220)	(4)	(13)	(255)	–	(675)
Impairment of assets	(3,272)	(2,457)	(375)	(7)	(82)	–	–	(6,193)
Other income and expenses	(1,303)	(525)	147	(23)	27	(3,036)	(8)	(4,721)
Net income / (loss) before financial results and income taxes	1,704	8,719	1,154	(86)	12	(5,564)	(1,636)	4,303
Net finance income (expenses)	–	–	–	–	–	(7,578)	–	(7,578)
Results in equity-accounted investments	32	(75)	80	(265)	10	–	–	(218)
Net income / (loss) before income taxes	1,736	8,644	1,234	(351)	22	(13,142)	(1,636)	(3,493)
Income taxes	(687)	(2,964)	(392)	28	(6)	2,690	556	(775)
Net income from continuing operations for the period	1,049	5,680	842	(323)	16	(10,452)	(1,080)	(4,268)
Net income from discontinued operations for the period	–	–	12	–	48	(141)	–	(81)
Net income for the period	1,049	5,680	854	(323)	64	(10,593)	(1,080)	(4,349)
Non-controlling interests	(57)	(66)	124	–	(2)	490	–	489
Net income from continuing operations	(57)	(66)	124	–	(2)	513	–	512
Net income from discontinued operations	–	–	–	–	–	(23)	–	(23)

Net income attributable to shareholders of Petrobras	1,106	5,746	730	(323)	66	(11,083)	(1,080)	(4,838)
Net income from continuing operations	1,106	5,746	718	(323)	19	(10,966)	(1,080)	(4,780)
Net income from discontinued operations	–	–	12	–	47	(117)	–	(58)